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[AIM INVESTMENTS LOGO APPEARS HERE]
-Registered Trademark-

11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
713 626 1919

AIM Advisors, Inc.

December 21, 2005



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  AIM Counselor Series Trust
     CIK No. 0001112996

Ladies and/or Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Counselor Series Trust (the "Fund") that the Prospectus and Statement of Additional Information relating to the Class A, Class B and Class C shares of AIM Advantage Health Sciences Fund, the Prospectus relating to the Class A, Class B and Class C shares of AIM Multi-Sector Fund, the Prospectus relating to the Institutional class shares of AIM Multi-Sector Fund, and the Statement of Additional Information relating to the Class A, Class B, Class C and Institutional class shares of AIM Multi-Sector Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No.20 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 20 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on December 20, 2005.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-5770.


Sincerely,

/s/ Melanie Ringold

Melanie Ringold
Counsel